Prepayments and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Prepayments and Other Current Assets
Receivable from third-party payment platforms	¥ 452,927		¥ 249,549
Deposits	17,029		17,321
Prepaid expenses	12,796		35,669
Subsidy receivable	2,143		16,721
Staff advances	2,339		6,707
Receivable from travel agencies	7,898		42,231
Others	51,672		64,042
Prepayments and Other Current Assets	546,804		432,240
Allowance for doubtful accounts	(53,877)		(1,133)
Prepayments and Other Current Assets, net	¥ 492,927	$ 75,544	¥ 431,107